UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-8544

FPA Funds Trust
(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA		90025
(Address of principal executive offices)		(Zip code)

Copy to:
J. RICHARD ATWOOD, PRESIDENT		MARK D. PERLOW, ESQ.
FPA Funds Trust		DECHERT LLP
11601 WILSHIRE BLVD., STE 1200		ONE BUSH STREET STE. 1600
LOS ANGELES, CALIFORNIA 90025		SAN FRANCISCO, CA 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

ITEM 1. Schedule of Investments.

FPA INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS

September 30, 2017

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
APPLICATION SOFTWARE — 7.0%
Amadeus IT Group SA (Spain)	80,115	$5,206,890
SAP SE (Germany)	28,124	3,080,994
TOTVS SA (Brazil)	968,766	9,574,026
		$17,861,910
FLOW CONTROL EQUIPMENT — 5.8%
KSB AG (Preference Shares) (Germany)	11,668	$6,356,691
Skellerup Holdings Ltd. (New Zealand)	4,165,542	5,084,824
Sulzer AG (Switzerland)	26,694	3,153,605
		$14,595,120
PACKAGED FOOD — 4.4%
Alicorp SAA (Peru)	2,075,502	$5,893,856
Nestle SA (Switzerland)	61,860	5,180,819
		$11,074,675
INDUSTRIAL DISTRIBUTION & RENTAL — 4.4%
Ashtead Group plc (Britain)	223,200	$5,380,590
Cie de Saint-Gobain (France)	94,870	5,653,438
		$11,034,028
EDUCATIONAL SERVICES — 3.0%
G8 Education Ltd. (Australia)	2,356,876	$7,524,344

BANKS — 2.9%
Allied Irish Banks plc (Ireland)	1,212,090	$7,284,617

CONSTRUCTION & MINING MACHINERY — 2.8%
Fenner plc (Britain)	1,571,606	$7,102,320

AIRLINES — 2.6%
Ryanair Holdings plc (Ireland)*	345,437	$6,663,001

COMML & RES BLDG EQUIP & SYS — 2.6%
Volution Group plc (Britain)	2,455,915	$6,548,940

ADVERTISING & MARKETING — 2.6%
Publicis Groupe SA (France)	38,530	$2,690,877
WPP AUNZ Ltd. (Australia)	4,464,522	3,852,168
		$6,543,045
BEVERAGES — 2.4%
Britvic plc (Britain)	589,236	$5,965,246

PROFESSIONAL SERVICES — 2.3%
Pagegroup plc (Britain)	892,017	$5,951,410

MEASUREMENT INSTRUMENTS — 2.3%
Koh Young Technology, Inc. (South Korea)	101,570	$5,941,581

See notes to financial statements.

	Shares or Principal Amount	Fair Value
COMMUNICATIONS EQUIPMENT — 2.0%
Scout24 AG (Germany)	124,680	$5,098,633

DEFENSE PRIMES — 2.0%
Avon Rubber plc (Britain)	399,059	$5,013,176

CONSUMER FINANCE — 1.8%
Worldpay Group plc (Britain)**	844,020	$4,603,114

MEDICAL EQUIPMENT — 1.7%
Koninklijke Philips NV (Netherlands)	107,300	$4,429,750

OTHER SPEC RETAIL - DISCRETIONARY — 1.6%
Luxottica Group SpA (Italy)	71,360	$3,988,458

HEALTH CARE SUPPLY CHAIN — 1.2%
Essilor International SA (France)	24,520	$3,035,676

AIRCRAFT & PARTS — 1.1%
Meggitt plc (Britain)	383,790	$2,679,390

INTERNET MEDIA — 1.0%
Baidu, Inc. (ADR) (China)*	10,105	$2,502,908

INFRASTRUCTURE SOFTWARE — 0.9%
Oracle Corporation	49,710	$2,403,479

OTHER COMMERCIAL SERVICES — 0.9%
ALS, Ltd. (Australia)	364,952	$2,238,618

REAL ESTATE SERVICES — 0.9%
LSL Property Services plc (Britain)	697,233	$2,197,921

OTHER COMMON STOCKS — 4.9%		$12,534,679

TOTAL COMMON STOCKS — 65.1% (Cost $138,840,038)		$164,816,039

TOTAL INVESTMENT SECURITIES — 65.1% (Cost $138,840,038)		$164,816,039

See notes to financial statements.

SHORT-TERM INVESTMENTS — 34.2%
State Street Bank Repurchase Agreement — 0.12% 10/2/2017
(Dated 09/29/2017, repurchase price of $86,629,866, collateralized by $87,030,000 principal amount U.S. Treasury Notes - 2.25% 2024, fair value $88,362,777)	$86,629,000	$86,629,000
TOTAL SHORT-TERM INVESTMENTS (Cost $86,629,000)		$86,629,000

TOTAL INVESTMENTS — 99.3% (Cost $225,469,038)		$251,445,039
Other Assets and Liabilities, net — 0.7%		1,881,797
NET ASSETS — 100.0% — NOTE 2		$253,326,836

*                 Non-income producing security.

**          Restricted securities. This restricted security constituted 1.82% of total net assets at September 30, 2017, most of which are considered liquid by the Adviser. This security is not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Trustees.

As permitted by U.S. Securities and Exchange Commission regulations, “Other” Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.

At September 30, 2017 the Fund, held forward foreign currency contracts, which are considered derivative instruments, each of whose counterparty is Barclays Capital, as follows:

	Local Contract	Settlement		Valuation at	Unrealized
Foreign Currency Sold	Amount	Date	Counterparty	September 30, 2017	Depreciation
EUR	23,867,000	12/20/2017	Barclays Capital	$28,331,160	$(2,525,444)
EUR	3,672,000	03/21/2018	Barclays Capital	4,382,696	(225,662)
GBP	8,374,000	03/21/2018	Barclays Capital	11,279,739	(525,596)
GBP	1,926,000	03/21/2018	Barclays Capital	2,594,313	(74,142)
				$46,587,908	$(3,350,844)

See notes to financial statements.

FPA INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS - RESTRICTED SECURITIES

September 30, 2017

				Fair Value as a % of
Issuer	Acquisition Date (s)	Cost	Fair Value	Net Assets
Worldpay Group plc	04/11/2017, 04/12/2017, 04/18/2017, 04/28/2017, 05/02/2017, 05/03/2017, 05/10/2017, 05/11/2017, 05/22/2017, 09/15/2017	$3,147,548	$4,603,114	1.82%

See notes to financial statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.  If there have been no sales that day, equity securities are generally valued at the last available bid price.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (OTC) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the NYSE. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Currency forwards are valued at the closing currency exchange rate which is not materially different from the forward rate.  Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies.  Level 1 values are based on quoted market prices in active markets for identical assets.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility.  Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets.  The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of September 30, 2017:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Application Software	$17,861,910	$—	$—	$17,861,910
Flow Control Equipment	14,595,120	—	—	14,595,120
Packaged Food	11,074,675	—	—	11,074,675
Industrial Distribution & Rental	11,034,028	—	—	11,034,028
Educational Services	7,524,344	—	—	7,524,344
Banks	7,284,617	—	—	7,284,617
Construction & Mining Machinery	7,102,320	—	—	7,102,320
Airlines	6,663,001	—	—	6,663,001
Comml & Res Bldg Equip & Sys	6,548,940	—	—	6,548,940
Advertising & Marketing	6,543,045	—	—	6,543,045
Beverages	5,965,246	—	—	5,965,246
Professional Services	5,951,410	—	—	5,951,410
Measurement Instruments	5,941,581	—	—	5,941,581
Communications Equipment	5,098,633	—	—	5,098,633
Defense Primes	5,013,176	—	—	5,013,176
Consumer Finance	4,603,114	—	—	4,603,114
Medical Equipment	4,429,750	—	—	4,429,750
Other Spec Retail - Discretionary	3,988,458	—	—	3,988,458
Health Care Supply Chain	3,035,676	—	—	3,035,676
Aircraft & Parts	2,679,390	—	—	2,679,390
Internet Media	2,502,908	—	—	2,502,908
Infrastructure Software	2,403,479	—	—	2,403,479
Other Commercial Services	2,238,618	—	—	2,238,618
Real Estate Services	2,197,921	—	—	2,197,921
Other Common Stocks	12,534,679	—	—	12,534,679
Short-Term Investment	—	86,629,000	—	86,629,000
	$164,816,039	$86,629,000	$—	$251,445,039
Forward Foreign Currency Contracts Payable (currency risk)	$(3,350,844)	$—	$—	$(3,350,844)

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period.  There were no transfers between Level 1, 2, or 3 during the period ended September 30, 2017.

Forward foreign currency contracts:  Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price.  The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging.  The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk.  The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values.  Forward foreign currency contracts are valued daily at the foreign exchange rates as of the close of the New York Stock Exchange.

NOTE 2 — Federal Income Tax

The cost of investment securities held at September 30, 2017 (excluding short-term investments), was $141,006,820 for federal income tax purposes.  Net unrealized appreciation consists of:

Gross unrealized appreciation:	$24,664,247
Gross unrealized depreciation:	(855,028)
Net unrealized appreciation:	$23,809,219

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d))under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA FUNDS TRUST’S FPA INTERNATIONAL VALUE FUND

By:	/s/ J. Richard Atwood

J. Richard Atwood,

President (Principal Executive Officer)

Date: November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood

J. Richard Atwood,

President (Principal Executive Officer)

Date: November 29, 2017

By:	/s/ E. Lake Setzler III

E. Lake Setzler III,

Treasurer (Principal Financial Officer)

Date: November 29, 2017